UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2004 - January 31, 2005

Item 1.  Schedule of Investments
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FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005
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
                                SECURITY
      SHARES                   DESCRIPTION                                      VALUE
--------------------     ------------------------                    --------------------------
--------------------     ------------------------                    --------------------------

COMMON STOCK - 98.2%

AGRICULTURAL PRODUCTION/CROPS - 2.2%
             12,000      Delta and Pine Land Co.                      $                353,280
                                                                     --------------------------
                                                                     --------------------------

BUSINESS SERVICES - 5.2%
             35,800      Cendant Corp.                                                 843,090
                                                                     --------------------------
                                                                     --------------------------

BROADCASTING - 4.3%
             21,000      Fox Entertainment Group, Inc. - Class A+                      706,650
                                                                     --------------------------
                                                                     --------------------------

DATA PROCESSING/MANAGEMENT - 2.0%
              8,800      SEI Investments Co.                                           328,768
                                                                     --------------------------
                                                                     --------------------------

DOMESTIC DEPOSITORY INSTITUTIONS - 8.4%
              9,000      Commerce Bancorp, Inc.                                        517,860
             14,600      Franklin Bank Corp.+                                          257,836
             16,200      IndyMac Bancorp, Inc.                                         598,752
                                                                     --------------------------
                                                                     --------------------------
                                                                                     1,374,448
                                                                     --------------------------
                                                                     --------------------------

DRUGS/PHARMACEUTICAL PREPARATIONS - 16.2%
             37,000      Endo Pharmaceuticals Holdings, Inc.+                          777,370
             52,500      King Pharmaceuticals, Inc.+                                   551,775
             34,700      Par Pharmaceutical Cos., Inc.+                              1,315,130
                                                                     --------------------------
                                                                     --------------------------
                                                                                     2,644,275
                                                                     --------------------------
                                                                     --------------------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT
& RELATED SERVICES - 8.2%
             11,000      ICON plc ADR+                                                 386,320
             22,800      Pharmaceutical Product Development, Inc.+                     945,060
                                                                     --------------------------
                                                                     --------------------------
                                                                                     1,331,380
                                                                     --------------------------
                                                                     --------------------------

GENERAL MERCHANDISE STORES - 2.5%
             28,300      Saks, Inc.+                                                   402,709
                                                                     --------------------------
                                                                     --------------------------

HOLDING & OTHER INVESTMENT OFFICES - 2.7%
             40,000      Kohlberg Kravis Roberts & Co.+/-                              440,000
                                                                     --------------------------
                                                                     --------------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.8%
             80,000      Restoration Hardware, Inc.+                                   460,000
                                                                     --------------------------
                                                                     --------------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER
LODGING PLACES - 1.4%
            125,000      Jameson Inns, Inc.+                                           225,000
                                                                     --------------------------
                                                                     --------------------------

INFORMATION TECHNOLOGIES: HEALTH CARE-RELATED - 2.8%
             54,000      Omnicell, Inc.+                                               459,000
                                                                     --------------------------
                                                                     --------------------------

INFORMATION TECHNOLOGIES: SOFTWARE - 2.4%
             18,000      Photon Dynamics, Inc.+                                        388,620
                                                                     --------------------------
                                                                     --------------------------

INSURANCE CARRIERS - 8.9%
              8,000      Fidelity National Financial, Inc.                             350,560
             14,000      First American Corp.                                          517,720
             50,000      Tower Group, Inc.+                                            587,000
                                                                     --------------------------
                                                                     --------------------------
                                                                                     1,455,280
                                                                     --------------------------
                                                                     --------------------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.3%
             14,800      Boston Scientific Corp.+                                      489,288
             13,200      Edwards Lifesciences Corp.+                                   537,240
                                                                     --------------------------
                                                                     --------------------------
                                                                                     1,026,528
                                                                     --------------------------
                                                                     --------------------------

NONDEPOSITORY CREDIT INSTITUTIONS - 8.9%
              5,100      Capital One Financial Corp.                                   399,228
             15,000      Countrywide Financial Corp.                                   555,000
             29,100      Fieldstone Investment Corp.+/-                                501,975
                                                                     --------------------------
                                                                     --------------------------
                                                                                     1,456,203
                                                                     --------------------------
                                                                     --------------------------

OIL & GAS EXTRACTION - 3.7%
             68,000      Petrohawk Energy Corp.+                                       595,000
                                                                     --------------------------
                                                                     --------------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.4%
             15,000      Viacom, Inc. - Class B                                        560,100
                                                                     --------------------------
                                                                     --------------------------

TRAVEL & LEISURE - 3.7%
             27,000      Priceline.com, Inc.+                                          609,930
                                                                     --------------------------
                                                                     --------------------------

WHOLESALE TRADE - NONDURABLE GOODS - 2.2%
             18,000      Hain Celestial Group, Inc.+                                   362,160
                                                                     --------------------------
                                                                     --------------------------

Total Common Stock (Cost $13,587,651)                                               16,022,421
                                                                     --------------------------
                                                                     --------------------------

Total Investments in Securities - 98.2%
(Cost $13,587,649)*                                                               $ 16,022,421
Other Assets & Liabilities, Net - 1.8%                                                 292,837
                                                                     --------------------------
                                                                     --------------------------
NET ASSETS - 100.0%                                                               $ 16,315,258
                                                                     ==========================
                                                                     ==========================


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ADR American Depositary Receipt + Non-income producing security.
+/- Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities At the end of the period, the value of these securities amounted to $911,975 or 5.7% of Net Assets.

     SECURITY               ACQUISITION DATE      ACQUISITION COST   ACQUISITION VALUE PER UNIT

Fieldstone Investment Corp.    11/10/2003             $436,500                $15.00

Kohlberg Kravis Roberts & Co.   8/5/2004              $400,000                $10.00

*Cost for Federal income tax purposes is the same as for financial statements purposes and net unrealized appreciation (depreciation) consists of:
                    Gross Unrealized Appreciation                                   $3,082,364
                    Gross Unrealized Depreciation                                     (647,592)
                                                                     --------------------------
                    Net Unrealized Appreciation (Depreciation)                      $2,434,772

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Forum Funds
By:      /s/ David I. Goldstein
         __________________________
         David I. Goldstein, President
Date:
         March 31, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:
         /s/ David I. Goldstein
         __________________________
         David I. Goldstein, President

         March 31, 2005
Date:    __________________________

By:      /s/ Stacey E. Hong
         __________________________
         Stacey E. Hong, Treasurer
Date:
         March 31, 2005
         __________________________